LEASE OBLIGATIONS	12 Months Ended
Oct. 31, 2024
Leases [Abstract]
LEASE OBLIGATIONS

NOTE 7 – LEASE OBLIGATIONS

Finance Lease Obligations:

During March 2019, the Company entered into a lease agreement for certain lab equipment in the amount of $240,000 (“Lease Agreement”). The Lease Agreement was accounted for as a finance lease obligation. The annual interest rate charged in connection with the lease was 4.5%. The leased equipment is being depreciated over their estimated useful lives of 15 years. The lease expired in February 2024. Under the terms of Lease Agreement, the Company exercised its option to acquire all of the leased equipment for a nominal amount upon termination of the Lease Agreement.

During October 2021, the Company entered into a second lease agreement in the amount of $305,000 for certain lab equipment that was installed at the Company’s former Basalt lab location. Under the terms of the lease agreement, the Company was required to make 60 equal monthly payments of $6,000 plus applicable sales taxes. Under the lease agreement, the Company has the option to acquire all of the leased equipment for a nominal amount upon termination of the lease. The lease agreement is being accounted for as a finance lease obligation. The annual interest rate charged in connection with the lease is 3.0%. Lease payments and depreciation of the leased equipment began during May 2022, the date that the Basalt lab location became operational. The leased equipment were being depreciated over their estimated useful lives of 15 years.

On August 7, 2023, in connection with the Company’s sale, transfer and assignment of its Basalt lab location, certain equipment under the second lease agreement that remained at that location were assigned to the purchaser resulting in the reduction of the Company’s remaining aggregate lease obligations by $213,000, and reducing payments under the second lease agreement from $6,000 per month to $1,000 per month.

As of October 31, 2024 and 2023, finance lease obligations were $13,000 and $36,000, respectively, of which $5,000 and $23,000 were current, respectively.

The weighted average remaining term of the Company’s finance lease as of October 31, 2024 was 30 months. The minimum lease payments pursuant to the finance lease are as follows:

Year Ended October 31,	Minimum Rent
2025	$5,000
2026	5,000
2027	4,000
2028	-
2029	-
Thereafter	-
Total undiscounted finance lease payments	14,000
Less: imputed interest	(1,000)
Present value of finance lease liabilities	$13,000